Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,843,905)	$ (1,621,400)	$ (1,773,655)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	88,289	55,212	50,826
Amortization	37,694
Fair value of warrants granted for services	738,091
Interest and accretion back in connection with convertible loans	(282,015)
Interest expense in connection with a short term loan	13,289
Share-based compensation	136,134	52,389	8,788
Professional service received in connection with issuance of ordinary shares	298,600
Beneficial conversion feature related to bridge financing notes		74,160
Change in accounts receivable	28,087	(18,807)
Change in other current assets	274,179	19,223	(60,243)
Change in inventories	(11,311)	5,613	(20,228)
Change in trade payables	(153,892)	164,926	234,939
Change in employees and payroll accruals	90,028	33,314	44,204
Change in accrued expenses and other current liabilities	(91,273)	(20,167)	428,227
Change in fair value of warrants and capital note	(491,884)	(25,936)	(19,278)
Net cash used in operating activities	(2,169,889)	(1,281,273)	(1,106,420)
Cash flows from investing activities:
Purchase of property and equipment	(2,185)	(13,860)	(42,074)
Net cash used in investing activities	(2,185)	(13,860)	(42,074)
Cash flows from financing activities:
Proceeds from convertible loans, net of issuance costs	774,400	206,000
Proceeds from issuance of shares, net	388,019	1,013,808	298,464
Proceeds from issuance of warrants	684,015
Receipt on account of shares and warrants	600,000
Proceeds from warrants exercise		26,251
Proceeds from stock options exercise		154
Proceeds from issuance of warrants presented as liability		183,260	142,470
Increase (decrease) in short term bank credit	37,723	(19,030)	37,707
Proceeds in connection with a promissory note	162,000
Repayment of the promissory note principal	(150,000)
Net cash provided by financing activities	2,496,157	1,410,443	478,641
Increase (decrease) in cash	324,083	115,310	(669,853)
Cash at the beginning of the year	126,222	10,912	680,765
Cash at the end of the year	450,305	126,222	10,912
Supplemental information and disclosure of non-cash financing activities
Issuance of shares in connection with acquisition (see also Note 3)	6,728,091
Conversion of convertible loans including interest in to shares		206,000
Purchase of property and equipment on credit		$ 224,550